General - Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Purchase commitment	₩ 2,817,626	₩ 2,848,921
Investments in MMF(Money Market Funds)	65,861	1,451,874
Asset securitization
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	9,725,385	14,595,681
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,941,360	9,256,063
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	242	248
The maximum exposure to risks	7,026,784	9,333,448
Investment assets	6,941,360	9,256,063
Purchase commitment	0	0
Credit offerings and others	85,424	77,385
Loss recognized on unconsolidated structured entities	₩ 0	₩ 149
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 10,923	₩ 205,449
Asset securitization | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,813,481	2,802,592
Asset securitization | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,116,956	6,248,022
Asset securitization | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	242	248
Structured finance
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	130,281,870	99,568,859
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,512,070	5,414,037
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,270	3,251
The maximum exposure to risks	6,402,819	6,444,559
Investment assets	5,512,070	5,414,037
Purchase commitment	0	0
Credit offerings and others	890,749	1,030,522
Loss recognized on unconsolidated structured entities	₩ 84,962	₩ 83,885
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 20,898	₩ 118,026
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	44,477	43,696
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,444,604	5,252,191
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,091	124
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	421	1,243
Structured finance | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,849	2,008
Investment Fund
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	268,076,078	189,034,319
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	7,694,857	6,884,658
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	2,006
The maximum exposure to risks	11,588,447	11,069,599
Investment assets	7,694,857	6,884,658
Purchase commitment	3,892,107	4,181,631
Credit offerings and others	1,483	3,310
Loss recognized on unconsolidated structured entities	₩ 200,672	₩ 63,372
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2023and 2024 are 1,451,874 million Won and 65,861 million Won, respectively, and there is no additional commitments for MMF.	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2023and 2024 are 1,451,874 million Won and 65,861 million Won, respectively, and there is no additional commitments for MMF.
Investment Fund | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 6,787,853	₩ 6,000,877
Investment Fund | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	79,879	66
Investment Fund | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	824,536	881,531
Investment Fund | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,589	2,184
Investment Fund | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	2,006
Investment Fund | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	2,541,640	1,604,210
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	183,036	93,222
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	10,769	28,838
The maximum exposure to risks	348,947	206,651
Investment assets	183,036	93,222
Purchase commitment	0	0
Credit offerings and others	165,911	113,429
Loss recognized on unconsolidated structured entities	₩ 79,152	₩ 19,337
Disclosure of information about interests in structured entity	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 12,644	₩ 8,297
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	170,392	84,925
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 10,769	₩ 28,838